Shareholder Report, Holdings (Details) - C000087836	Feb. 28, 2025
Aflac, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
MetLife, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
American International Group, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Assurant, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Molina Healthcare, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Cincinnati Financial Corp.
Holdings [Line Items]
Percent of Total Investments	0.20%
Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	0.20%
Merck & Co., Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Baxter International, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Fidelity National Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Industrials
Holdings [Line Items]
Percent of Total Investments	15.90%
Financials
Holdings [Line Items]
Percent of Total Investments	15.50%
Information Technology
Holdings [Line Items]
Percent of Total Investments	14.70%
Health Care
Holdings [Line Items]
Percent of Total Investments	12.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.10%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.00%
Real Estate
Holdings [Line Items]
Percent of Total Investments	6.60%
Utilities
Holdings [Line Items]
Percent of Total Investments	5.40%
Materials
Holdings [Line Items]
Percent of Total Investments	5.20%
Energy
Holdings [Line Items]
Percent of Total Investments	4.20%
Communication Services
Holdings [Line Items]
Percent of Total Investments	4.10%